CONNING MONEY MARKET
                                    PORTFOLIO

                                 (LOGO) CONNING
                                Asset Management

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2001

CONNING MONEY MARKET PORTFOLIO

                                                         SCHEDULE OF INVESTMENTS
                                                      APRIL 30, 2001 (UNAUDITED)

-------------------------------------------------------------------------------
 COMMERCIAL PAPER (92.8%)
-------------------------------------------------------------------------------

                                                   PRINCIPAL           AMORTIZED
                                                     AMOUNT            COST (a)
                                                     ------            --------
ASSET-BACKED (9.0%):
Fayette Funding,
  4.60%, 5/31/01 (b) ...................         $   100,000         $    99,617
Frigate Funding,
  5.02%, 5/11/01 (b) ...................           1,000,000             998,604
Kitty Hawk Funding,
  5.04%, 5/1/01 (b) ....................             500,000             500,000
Kitty Hawk Funding,
  5.06%, 5/4/01 (b) ....................           2,875,000           2,873,813
Kitty Hawk Funding,
  5.06%, 5/11/01 (b) ...................           4,200,000           4,194,243
Kitty Hawk Funding,
  4.84%, 5/24/01 (b) ...................           3,050,000           3,040,569
Kitty Hawk Funding,
  4.81%, 6/6/01 (b) ....................             256,000             254,769
Kitty Hawk Funding,
  4.39%, 6/8/01 (b) ....................             495,000             492,706
Montauk Funding Corp.,
  4.92%, 5/24/01 (b) ...................           3,500,000           3,488,998
Triple-A1 Funding Corp.,
  5.04%, 5/3/01 (b) ....................             611,000             610,829
Triple-A1 Funding Corp.,
  4.48%, 6/1/01 (b) ....................             612,000             609,639
Triple-A1 Funding Corp.,
  4.76%, 6/7/01 (b) ....................             569,000             566,216
Windmill Funding Corp.,
  5.00%, 5/16/01 (b) ...................           2,500,000           2,494,792
Windmill Funding Corp.,
  4.93%, 5/21/01 (b) ...................             810,000             807,782
Windmill Funding Corp.,
  4.80%, 5/22/01 (b) ...................           1,000,000             997,200
                                                                     -----------
                                                                      22,029,777
                                                                     -----------

AGRICULTURAL (2.2%):
Deer Park,
  4.55%, 5/16/01 .......................           1,400,000           1,397,346
Deer Park,
  4.50%, 5/24/01 .......................           3,000,000           2,991,375
Golden Peanut Co.,
  4.75%, 6/27/01 .......................             870,000             863,457
                                                                       ---------
                                                                       5,252,178
                                                                       ---------
-------------------------------------------------------------------------------
COMMERCIAL PAPER, CONTINUED
-------------------------------------------------------------------------------

                                                   PRINCIPAL           AMORTIZED
                                                     AMOUNT            COST (a)
                                                     ------            --------
AUTO (3.8%):
Duff & Phelps,
  4.97%, 7/10/01 ...........................       $   100,000       $    99,034
Ford Motor Credit Corp.,
  5.00%, 5/11/01 ...........................         7,010,000         7,000,272
Ford Motor Credit Corp.,
  4.57%, 5/21/01 ...........................           100,000            99,746
FPL Fuels, Inc.,
  4.60%, 5/14/01 ...........................         2,000,000         1,996,678
General Motors Acceptance
  Corp., 4.83%, 6/12/01 ....................           156,000           155,121
                                                                     -----------
                                                                       9,350,851
                                                                     -----------

BANKING (4.2%):
Moat Funding LLC,
  5.06%, 5/04/01 (b) .......................         7,000,000         6,997,048
Moat Funding LLC,
  5.01%, 5/10/01 (b) .......................           787,000           786,020
Moat Funding LLC,
  4.76%, 6/15/01 (b) .......................           500,000           497,025
Svenska Handelsbanken,
  4.71%, 6/21/01 ...........................         2,000,000         1,986,655
                                                                     -----------
                                                                      10,266,748
                                                                     -----------

FOOD, BEVERAGE & TOBACCO (4.9%):
Philip Morris Companies, Inc.,
  4.92%, 5/02/01 ...........................         3,000,000         2,999,590
Philip Morris Companies, Inc.,
  5.02%, 5/11/01 ...........................         1,900,000         1,897,402
Philip Morris Companies, Inc.,
  5.00%, 5/23/01 ...........................         2,000,000         1,994,048
Philip Morris Companies, Inc.,
  4.88%, 5/31/01 ...........................           600,000           597,560
Philip Morris Companies, Inc.,
   4.84%, 6/06/01 ..........................         2,000,000         1,990,320
Philip Morris Companies, Inc.,
  4.82%, 6/13/01 ...........................         1,500,000         1,491,364
Philip Morris Companies, Inc.,
  4.76%, 6/15/01 ...........................         1,000,000           994,050
                                                                     -----------
                                                                      11,964,334
                                                                     -----------

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

                                                         SCHEDULE OF INVESTMENTS
                                                      APRIL 30, 2001 (UNAUDITED)

-------------------------------------------------------------------------------
 COMMERCIAL PAPER, CONTINUED
-------------------------------------------------------------------------------

                                                   PRINCIPAL           AMORTIZED
                                                     AMOUNT            COST (a)
                                                     ------            --------
BUSINESS CREDIT INSTITUTIONAL (4.4%):
Sweetwater Capital Corp.,
  4.96%, 5/04/01 (b) .........................      $ 1,074,000      $ 1,073,552
Sweetwater Capital Corp.,
  5.04%, 5/08/01 (b) .........................        1,697,000        1,695,337
Sweetwater Capital Corp.,
  5.02%, 5/11/01 (b) .........................          500,000          499,303
Sweetwater Capital Corp.,
  4.84%, 5/16/01 (b) .........................        2,500,000        2,494,944
Sweetwater Capital Corp.,
   4.91%, 5/21/01 (b) ........................          487,000          485,672
Sweetwater Capital Corp.,
  4.99%, 5/22/01 (b) .........................          608,000          606,247
Sweetwater Capital Corp.,
  4.50%, 5/25/01 (b) .........................          430,000          428,710
Sweetwater Capital Corp.,
  5.01%, 5/29/01 (b) .........................          500,000          498,052
Sweetwater Capital Corp.,
  4.42%, 6/08/01 (b) .........................          250,000          248,834
Sweetwater Capital Corp.,
  4.76%, 6/11/01 (b) .........................          961,000          955,790
Sweetwater Capital Corp.,
  4.74%, 6/13/01 (b) .........................        1,234,000        1,227,013
Sweetwater Capital Corp.,
   4.31%, 6/26/01 (b) ........................          432,000          429,104
                                                                     -----------
                                                                      10,642,558
                                                                     -----------

ELECTRONIC (4.6%):
Hitachi Credit America Corp.,
  5.02%, 5/14/01 .............................        1,000,000          998,187
Hitachi Credit America Corp.,
  5.04%, 5/18/01 .............................        8,815,000        8,794,020
Hitachi Credit America Corp.,
  4.88%, 5/24/01 .............................          550,000          548,285
Hitachi Credit America Corp.,
  4.30%, 6/14/01 .............................        1,000,000          994,744
                                                                     -----------
                                                                      11,335,236
                                                                     -----------

--------------------------------------------------------------------------------
COMMERCIAL PAPER, CONTINUED
--------------------------------------------------------------------------------


                                                   PRINCIPAL           AMORTIZED
                                                     AMOUNT            COST (a)
                                                     ------            --------
FINANCIAL SERVICES (10.7%):
Alliant of America Corp.,
  4.90%, 5/18/01 ...........................       $ 2,000,000       $ 1,995,372
Bavaria Global Corp.,
  5.03%, 6/1/01 ............................         2,500,000         2,489,171
Bavaria Global Corp.,
  4.77%, 6/18/01 ...........................         2,500,000         2,485,087
Dealers, Inc.,
  5.02%, 5/21/01 ...........................        10,400,000        10,371,229
General Electric Capital Corp.,
  4.95%, 5/9/01 ............................           300,000           299,670
Merrill Lynch & Co.,
  4.95%, 5/18/01 ...........................           150,000           149,649
Old Line Funding Corp.,
  4.92%, 5/3/01 (b) ........................         5,000,000         4,998,633
Old Line Funding Corp.,
  4.99%, 5/18/01 (b) .......................         2,878,000         2,871,218
Old Line Funding Corp.,
  4.91%, 5/23/01 (b) .......................           500,000           498,500
                                                                     -----------
                                                                      26,158,529
                                                                     -----------

INSURANCE (3.6%):
Cooperative Assoc. of Tractor,
  5.02%, 5/11/01 ...........................         1,000,000           998,605
Cooperative Assoc. of Tractor,
  5.03%, 5/11/01 ...........................         1,000,000           998,603
Cooperative Assoc. of Tractor,
  4.95%, 5/14/01 ...........................         2,000,000         1,996,425
Cooperative Assoc. of Tractor,
  4.50%, 5/18/01 ...........................         1,500,000         1,496,812
Cooperative Assoc. of Tractor,
  4.92%, 5/22/01 ...........................           130,000           129,627
Cooperative Assoc. of Tractor,
  4.77%, 6/12/01 ...........................         1,500,000         1,491,652
Cooperative Assoc. of Tractor,
  4.80%, 6/14/01 ...........................           325,000           323,093
Cooperative Assoc. of Tractor,
  4.40%, 6/27/01 ...........................           400,000           397,213
Cooperative Assoc. of Tractor,
  4.35%, 7/16/01 ...........................           337,000           333,905
Cooperative Assoc. of Tractor,
  4.30%, 7/17/01 ...........................           500,000           495,401
                                                                     -----------
                                                                       8,661,336
                                                                     -----------
                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

                                                         SCHEDULE OF INVESTMENTS
                                                      APRIL 30, 2001 (UNAUDITED)

-------------------------------------------------------------------------------
 COMMERCIAL PAPER, CONTINUED
-------------------------------------------------------------------------------

                                                   PRINCIPAL           AMORTIZED
                                                     AMOUNT            COST (a)
                                                     ------            --------
MISCELLANEOUS BUSINESS CREDIT (1.0%):
Barton Capital Corp.,
  4.90%, 5/23/01 (b) .........................      $   500,000      $   498,503
Sheffield Receivables Corp.,
  4.90%, 5/23/01 (b) .........................        2,000,000        1,994,011
                                                                     -----------
                                                                       2,492,514
                                                                     -----------

MISCELLANEOUS PERSONAL CREDIT (7.6%):
Enterprise Funding Corp.,
  4.80%, 5/23/01 (b) .........................        2,500,000        2,492,667
Enterprise Funding Corp.,
  4.45%, 5/25/01 (b) .........................          689,000          686,956
Enterprise Funding Corp.,
  4.38%, 6/8/01 (b) ..........................        3,000,000        2,986,130
Enterprise Funding Corp.,
  4.92%, 6/14/01 (b) .........................        2,540,000        2,524,726
Enterprise Funding Corp.,
  4.73%, 6/19/01 (b) .........................        1,000,000          993,562
Enterprise Funding Corp.,
  4.30%, 7/06/01 (b) .........................          362,000          359,146
Market Street Funding,
  4.36%, 6/5/01 (b) ..........................        2,500,000        2,489,403
Thunder Bay Funding Corp.,
   4.95%, 5/15/01 (b) ........................        2,000,000        1,996,150
Thunder Bay Funding Corp.,
  4.48%, 5/31/01 (b) .........................        1,000,000          996,267
Thunder Bay Funding Corp.,
  4.38%, 6/8/01 (b) ..........................        3,000,000        2,986,130
                                                                     -----------
                                                                      18,511,137
                                                                     -----------

MISCELLANEOUS (5.5%):
Sand Dollar Fund,
  4.87%, 5/22/01 .............................          500,000          498,580
Seven Hills,
  5.00%, 5/10/01 .............................        5,500,000        5,493,125
Seven Hills,
  5.00%, 5/29/01 .............................        6,414,000        6,389,057
Vulcan Materials,
  4.92%, 5/21/01 .............................        1,000,000          997,267
                                                                     -----------
                                                                      13,378,029
                                                                     -----------

--------------------------------------------------------------------------------
COMMERCIAL PAPER, CONTINUED
--------------------------------------------------------------------------------


                                                   PRINCIPAL           AMORTIZED
                                                     AMOUNT            COST (a)
                                                     ------            --------

PERSONAL CREDIT INSTITUTION (8.4%):
Delaware Funding Corp.,
  4.89%, 5/21/01 (b) .........................      $ 1,000,000      $   997,283
Delaware Funding Corp., ......................
  5.00%, 6/4/01 (b) ..........................        5,000,000        4,976,389
Edison Asset Securitization,
  5.02%, 5/11/01 (b) .........................        6,000,000        5,991,800
World Omni Vehicles Leasing Corp.,
  5.02%, 5/4/01 (b) ..........................        5,000,000        4,997,915
World Omni Vehicles Leasing Corp.,
  5.01%, 5/11/01 (b) .........................        2,000,000        1,997,217
World Omni Vehicles Leasing Corp.,
  4.98%, 5/18/01 (b) .........................          500,000          498,824
World Omni Vehicles Leasing Corp.,
  4.48%, 5/23/01 (b) .........................        1,000,000          997,262
                                                                     -----------
                                                                      20,456,690
                                                                     -----------

UTILITY (22.9%):
Centennial Energy Holdings,
  5.12%, 5/3/01 (b) ..........................        8,500,000        8,497,791
Centennial Energy Holdings,
  6.62%, 5/18/01 (b) .........................        1,500,000        1,496,777
Florida Power & Light Corp.,
  4.55%, 5/22/01 .............................          900,000          897,611
Florida Power & Light Corp.,
  4.55%, 5/30/01 .............................        8,110,000        8,080,275
Florida Power & Light Corp.,
  5.15%, 5/31/01 .............................        3,000,000        2,987,125
National Rural Utilities.,
  4.40%, 5/30/01 .............................        1,310,000        1,305,357
Potomac Electric Power Company,
  5.02%, 5/4/01 ..............................          500,000          499,791
Potomac Electric Power Company,
  5.02%, 5/11/01 .............................        1,000,000          998,606
Potomac Electric Power Company,
  5.04%, 5/22/01 .............................        4,000,000        3,988,526
Potomac Electric Power Company,
  4.55%, 5/29/01 .............................        5,000,000        4,982,306
Potomac Electric Power Company,
  4.00%, 6/12/01 .............................        1,500,000        1,492,271

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

                                                         SCHEDULE OF INVESTMENTS
                                                      APRIL 30, 2001 (UNAUDITED)


-------------------------------------------------------------------------------
 COMMERCIAL PAPER, CONTINUED
-------------------------------------------------------------------------------

                                                   PRINCIPAL           AMORTIZED
                                                     AMOUNT            COST (a)
                                                     ------            --------

UTILITY (22.9%): (CONTINUED)
South Carolina Electric & Gas,
  4.93%, 6/1/01 ..............................      $ 2,500,000      $ 2,489,387
Wisconsin Electric & Power Company,
  4.50%, 5/7/01 ..............................          125,000          124,906
Wisconsin Electric & Power Company,
  4.50%, 5/21/01 .............................          484,000          482,790
Wisconsin Electric & Power Company,
  5.02%, 5/25/01 .............................        7,000,000        6,976,453
Wisconsin Electric Fuel Trust,
  4.42%, 5/30/01 .............................          524,000          522,134
Wisconsin Energy Corporation,
  4.43%, 5/31/01 .............................        5,000,000        4,981,542
Wisconsin Energy Corporation,
  4.35%, 6/07/01 .............................        5,000,000        4,977,646
                                                                     -----------
                                                                      55,781,294
                                                                     -----------

TOTAL COMMERCIAL PAPER .....................                         226,281,211
                                                                     -----------

--------------------------------------------------------------------------------
FLOATING RATE NOTES (5.5%)
--------------------------------------------------------------------------------

INSURANCE (3.5%):
Racers Trust - Zurich Capital,
  5.0525%, 12/17/01 ........................         8,500,000         8,500,000
                                                                     -----------

AUTO (2.0%):
General Motors Acceptance Corp.,
  4.86%,1/15/02 ............................         5,000,000         5,001,357
                                                                     -----------

TOTAL FLOATING RATE NOTES                                             13,501,357
                                                                     -----------

--------------------------------------------------------------------------------
TIME DEPOSITS (2.5%)
--------------------------------------------------------------------------------

BANKING (2.5%):
Banco Espirito Santo Euro,
  7.03%, 7/19/01 ...........................         1,000,000         1,000,000
Banco Espirito Santo Euro,
  4.29%, 8/24/01 ...........................         5,000,000         5,000,000
                                                                     -----------
TOTAL TIME DEPOSITS ........................                           6,000,000
                                                                     -----------

--------------------------------------------------------------------------------
INVESTMENT COMPANY (0.0%)
--------------------------------------------------------------------------------

                                                   PRINCIPAL           AMORTIZED
                                                     AMOUNT            COST (a)
                                                     ------            --------
SEI Prime Obligation
Money Market ...............................           $10,000           $10,000
                                                                         -------

TOTAL INVESTMENT COMPANY                                                  10,000
                                                                     -----------

TOTAL INVESTMENTS-100.8%                                             245,792,568
                                                                     -----------

Liabilities, less Other Assets-(0.8%)                                (1,951,702)
                                                                     -----------

TOTAL NET ASSETS-100.0%                                             $243,840,866
                                                                    ============


(a)  Cost for federal income tax and financial reporting purposes are the same.
(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Portfolio's sub-adviser has determined these securities to be liquid.

CONNING MONEY MARKET PORTFOLIO

-------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------

                                                                 APRIL 30, 2001
                                                                  (UNAUDITED)

ASSETS:
Investments, at value
  (cost $245,792,567) ..................................          $ 245,792,568
Interest receivable ....................................                 91,861
Other assets ...........................................                 26,942
                                                                  -------------
  TOTAL ASSETS .........................................            245,911,371

LIABILITIES:
Dividends payable .........................$     812,507
Payable to custodian ......................    1,001,487
Payable to affiliates .....................       74,860
Payable for shareholder liaison
  and administrative service
  fees ....................................      180,397
Other liabilities .........................        1,254
                                            ------------

  TOTAL LIABILITIES ....................................              2,070,505
                                                                  -------------

NET ASSETS:
Capital ................................................          $ 243,839,499
Undistributed net investment income ....................                  2,061
Undistributed net realized loss ........................                   (694)
                                                                  -------------
NET ASSETS .............................................          $ 243,840,866
                                                                  =============

  Net Assets ...........................................          $ 243,840,866
  Shares ...............................................            243,841,331
  Offering and redemption ..............................
    price per share ....................................          $        1.00
                                                                  =============

-------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

                                                 SIX MONTHS ENDED APRIL 30, 2001
                                                                     (UNAUDITED)
INVESTMENT INCOME:
Interest income ........................................          $   6,795,443
                                                                  -------------

EXPENSES:
Shareholder liaison and
  administrative service fees .............$     849,019
Investment advisory fees ..................      453,783
Administration fees .......................      226,934
Custodian fees ............................       22,689
Transfer agent fees .......................       11,946
Accounting fees ...........................          543
Other .....................................       55,959
                                           -------------

  Total expenses before
     voluntary fee reduction ...........................              1,620,873
                                                                  -------------
  Expenses voluntary
     reduced ...........................................               (531,403)
                                                                  -------------

  Net Expenses .........................................              1,089,470
                                                                  -------------

  NET INVESTMENT INCOME ................................          $   5,705,973
                                                                  -------------

REALIZED LOSS FROM
  INVESTMENTS:
Net realized loss from
  investment transactions ..............................                    (98)
                                                                  -------------
Change in net assets
    resulting from
    operations .........................................          $   5,705,875
                                                                  =============
                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

-------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                            SIX
                                                        MONTHS ENDED         ELEVEN
                                                          APRIL 30,       MONTHS ENDED
                                                            2001           OCTOBER 31,
                                                        (UNAUDITED)          2000
                                                        -----------          ----
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income ...........................   $   5,705,973    $  10,442,871
  Net realized loss from investment transactions ..             (98)            (596)
                                                      -------------    -------------
Change in net assets resulting from operations ....       5,705,875       10,442,275
                                                      -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income ......................      (5,705,875)     (10,442,871)
                                                      -------------    -------------

Change in net assets from shareholder distributions      (5,705,875)     (10,442,871)
                                                      -------------    -------------

Change in net assets from capital transactions ....      46,940,062      (33,678,918)
                                                      -------------    -------------

Change in net assets ..............................      46,940,062      (33,679,514)
NET ASSETS:
  Beginning of period .............................     196,900,804      230,580,318
                                                      -------------    -------------

  End of period ...................................   $ 243,840,866    $ 196,900,804
                                                      =============    =============

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                                    SIX
                                                               MONTHS ENDED         ELEVEN
                                                                 APRIL 30,       MONTHS ENDED     PERIOD ENDED
                                                                   2001           OCTOBER 31,     NOVEMBER 30,
                                                                (UNAUDITED)          2000           1999 (a)
                                                                -----------          ----           --------

Net Asset Value, Beginning of Period..................            $1.00            $1.00             $1.00
Investment Activities
  Net investment income...............................            0.025            0.050             0.034
                                                                -------          -------           -------
  Total from Investment Activities....................            0.025            0.050             0.034
                                                                -------          -------           -------
Distributions
  Net investment income...............................           (0.025)          (0.050)           (0.034)
                                                                -------          -------           -------
  Total Distributions.................................           (0.025)          (0.050)           (0.034)
                                                                -------          -------           -------
Net Asset Value, End of Period........................            $1.00            $1.00             $1.00
                                                                =======          =======           =======

TOTAL RETURN..........................................            2.54%(b)         5.09%(b)          3.41%(b)

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000).....................         $243,841         $196,901          $230,580
Ratio of expenses to average net assets...............            0.96%(c),(d)     0.95%(c),(d)      0.99%(c),(d)
Ratio of net investment income to average net assets..            5.04%(c)         5.44%(c)          4.47%(c)


(a) For the period from February 16, 1999 (initial public investment) through November 30, 1999.
(b)  Not annualized.
(c)  Annualized.
(d) Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001, October 31, 2000 and November 30, 1999 would have been 1.43%, 1.42% and 1.47%, respectively.

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 2001 (UNAUDITED)
1. ORGANIZATION

Mercantile Mutual Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of October 31, 2000, the Fund offered nineteen investment portfolios (see Note 5). The accompanying financial statements and financial highlights are those of the Conning Money Market Portfolio (the "Portfolio") only. The Fund, which was formerly known as The ARCH Fund, Inc., was organized on September 9, 1982 as a Maryland corporation.

The Portfolio's investment objective is to seek current income with liquidity and stability of principal. In pursuing its investment objective, the Portfolio invests substantially all (but not less than 80%) of its total assets in a broad range of money market instruments.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from these estimates.

SECURITIES VALUATION:

The securities of the Portfolio are valued at amortized cost which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

SECTION 4(2) PAPER:

Commercial paper in which the Portfolio invests may include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called private placement exemption in
Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must be similarly made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper. Investment by the Portfolio in Section 4(2) paper could have the effect of increasing the illiquidity of the Portfolio during any period in which institutional investors were no longer interested in purchasing these securities. Section 4(2) paper will not be considered illiquid, however, if the Portfolio's sub-adviser has determined that a liquid trading market exists for such securities. At April 30, 2001, Section 4(2) paper amounted to $100,775,680 or 41.3%, of the Portfolio's net assets. The Portfolio's sub-adviser has determined these securities to be liquid.

REPURCHASE AGREEMENTS:

The Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of collateral subject to an obligation of the seller to repurchase, and the Portfolio takes possession of collateral subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral exceeds at all times the total amount of the repurchase obligation, including accrued interest. In the event of counterparty default the Portfolio has the right to

                                   Continued

CONNING MONEY MARKET PORTFOLIO

                           APRIL 30, 2001 (UNAUDITED)

use the collateral to offset losses incurred. There is potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio's investment adviser (or sub-investment adviser) acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income, including accretion of discount and amortization of premium on investments is accrued on a daily basis. Dividend income is recorded on the ex-dividend date.

SECURITIES LENDING:

To increase return , the Portfolio may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities pursuant to agreements requiring that the loans be continuously secured by collateral equal in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, or its agencies or instrumentalities, irrevocable letters of credit, or any combination thereof. The collateral must be valued daily and, should the market value of the loaned securities exceed collateral value, the borrower must furnish additional collateral to the Portfolio. By lending its securities, the Portfolio can increase its income by continuing to receive interest or dividends on the loaned securities as well as either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when non-cash collateral, such as U.S. Government securities, are held by the Portfolio. Loans are subject to termination by the Portfolio or the borrower at any time. The risks to the Portfolio of lending securities are that the borrower may fail to provide additional collateral when required, or fail to return the borrowed securities when due. In addition, if cash collateral invested by the Portfolio is less than the amount required to be returned to the borrower as a result of a decrease in the value of the cash collateral investment, the Portfolio must compensate the borrower for the deficiency. The Portfolio did not engage in any securities lending transactions during the period.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Portfolio declares dividends daily from net investment income and pays such dividends monthly, no later than five business days after the end of each month. Net realized capital gains are distributed at least annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to comply with certain distribution requirements of the Internal Revenue Code.

Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholder which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.



                                    Continued

CONNING MONEY MARKET PORTFOLIO

                           APRIL 30, 2001 (UNAUDITED)

As of April 30, 2001, no reclassifications were made to the Portfolio.

FEDERAL INCOME TAXES:

The Portfolio intends to qualify as a regulated investment company by complying with the provisions available to registered investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

At October 31, 2000, the Portfolio had accumulated net realized capital loss carryovers of $596, expiring in 2007.

3. CAPITAL SHARE TRANSACTIONS

As of April 30, 2001, the Fund's Articles of Incorporation authorized the Board of Directors, its discretion, to issue up to twenty billion full and fractional shares of capital stock, $.001 par value per share, and to classify or reclassify any unissued shares of the Fund into one or more classes and to divide and classify shares of any class into one or more series of such class.

Shareholder transactions in the Portfolio were as follows:

                                                 CONNING MONEY
                                               MARKET PORTFOLIO

                                        SIX MONTHS       ELEVEN MONTHS
                                           ENDED             ENDED
                                         APRIL 30,        OCTOBER 31,
                                           2001              2000
                                           ----              ----

CAPITAL TRANSACTIONS:
  Proceeds from shares issued.......    $137,119,518      $429,938,648
  Dividends reinvested..............       5,881,844        10,315,340
  Cost of shares redeemed...........     (96,061,300)     (473,932,906)
                                        ------------      ------------
Total net increase (decrease)
from capital transactions...........     $46,940,062      $(33,678,918)
                                        ============      ============

SHARE TRANSACTIONS:
Issued..............................     137,119,518       429,938,648
Reinvested..........................       5,881,844        10,315,340
Redeemed............................     (96,061,300)     (473,932,906)
                                        ------------      ------------
Total net increase (decrease)
from share transactions.............      46,940,062       (33,678,918)
                                        ============      ============

                                    Continued

CONNING MONEY MARKET PORTFOLIO

                           APRIL 30, 2001 (UNAUDITED)

4. RELATED PARTY TRANSACTIONS

Investment advisory services are provided to the Fund by Firstar Investment Research & Management Company ("FIRMCO"), a wholly owned subsidiary of U.S. Bancorp (see Note #6). Under the terms of its investment advisory agreement with the Fund, FIRMCO is entitled to receive fees from the Portfolio at an annual rate of 0.40% of the first $1.5 billion of average daily net assets of the Portfolio, 0.35% of the next $1.0 billion of average daily net assets and 0.25% of average daily net assets in excess of $2.5 billion.

Conning Asset Management Company ("Conning"), an indirect subsidiary of Metropolitan Life Insurance Company, serves as sub-adviser to the Portfolio. Under the terms of its sub-advisory agreement with FIRMCO, Conning is entitled to receive fees from FIRMCO based on a percentage of the average daily net assets of the Portfolio. Firstar Bank, N.A. ("Firstar") serves as custodian for the Fund. Prior to September 1, 2000, Mercantile Trust Company National Association served as custodian for the Fund. Under the terms of the custodian agreement, Firstar receives fees computed on the average daily net assets of the Portfolio at a rate of 0.02%.

The Company has entered into a Co-Administration Agreement with BISYS Fund Services Ohio, Inc. and Firstar Mutual Fund Services, LLC (the
"Co-Administrators") for certain administrative services. Pursuant to the Co-Administration Agreement with the Company, the Co-Administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.20% of the Company's average aggregate daily net assets.

The Fund has adopted a Shareholder Services Plan (the "Plan") with respect to the Portfolio. Pursuant to the Plan, the Portfolio may pay (i) broker-dealers and other institutions ("Service Organizations") for shareholder liaison services and (ii) Service Organizations for administrative support series. Certain of the service organizations to which fees are paid are affiliates of FIRMCO. The fees paid for shareholder liaison services and/or administrative support services may not exceed the annual rates of 0.25% and 0.50%, respectively, of the Portfolio's average daily net assets attributable to the Portfolio's outstanding shares which are owned of record or beneficially by customers of Service Organizations. The Fund is currently limiting the Portfolio's payments under the Plan to an aggregate of not more than an annual rate of 0.66% of the average daily net assets attributable to the Portfolio's outstanding shares owned of record or beneficially by customers of Service Organizations.

Fees may be voluntarily reduced to assist the Portfolio in maintaining a more competitive expense ratio. Information regarding fee reduction transactions are as follows for the period ended April 30, 2001:

                                                                                              ADMINISTRATIVE
                                                 INVESTMENT ADVISORY        ADMINISTRATION       SERVICING
                                                        FEES                     FEES              FEES
                                                        ----                     ----              ----
                                                 ANNUAL
                                               FEE BEFORE
                                                VOLUNTARY        VOLUNTARY       VOLUNTARY        VOLUNTARY
                                                   FEE              FEE             FEE              FEE
                                               REDUCTIONS       REDUCTIONS      REDUCTIONS       REDUCTIONS
                                               ----------       ----------      ----------       ----------
Conning Money Market Portfolio.............       0.40%          $260,925         $170,201         $100,277


5. SPECIAL MEETING OF SHAREHOLDERS

A Special Meeting of Shareholders of the Fund was held on November 24, 2000 at which shareholders were asked to approve an Agreement and Plan of Reorganization providing for the reorganization of each portfolio of the Fund, including the Portfolio, into a corresponding portfolio of Firstar Funds, Inc. At the Special Meeting, no business was transacted with respect to the Portfolio because a quorum was not present, although each other portfolio of the fund approved the Agreement and Plan of Reorganization. The reorganization of these other portfolios into Firstar Funds, Inc. was completed on December 11, 2000.

CONNING MONEY MARKET PORTFOLIO

                           APRIL 30, 2001 (UNAUDITED)

6. AGREEMENT AND PLAN OF REORGANIZATION

  On January 29, 2001, the Board of Directors of Mercantile Funds approved an Agreement and Plan of Reorganization between the Mercantile and Firstar Funds, Inc. ("Firstar Funds"). The Agreement and Plan of Reorganization, which provides for the reorganization of the Fund into Firstar Funds, was submitted to a vote of the shareholders of the Fund at a meeting held on May 31, 2001. This meeting of shareholders was adjourned due to lack of a quorum. If the Agreement and Plan of Reorganization is approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of the Portfolio will be transferred to a similar portfolio in Firstar Funds, and the shareholders of the Portfolio will become shareholders of Firstar Funds. A proxy statement with respect to this proposed reorganization was mailed to shareholders in advance of the meeting. If the Agreement and Plan of Reorganization is approved by shareholders, it is expected that the reorganization will occur in late June, 2001. If shareholders of the Portfolio do not approve the Agreement and Plan of Reorgani-zation, the Board of Directors of Mercantile will consider such further action as they deem to be in the best interests of shareholders of the Portfolio.

7. SUBSEQUENT EVENT

  On May 17, 2001, Firstar Investment Research & Management Company combined with First American Asset Management to create U.S. Bancorp Piper Jaffray Asset Management, Inc. (USBPJAM). USBPJAM is a registered investment advisor and an affiliate of U.S. Bancorp.

8. SUBSEQUENT EVENT-CHANGE OF CONTROL OF CONNING ASSET MANAGEMENT COMPANY Conning Asset Management Company ("Conning"), the sub-adviser to the Conning
Money Market Portfolio, is a subsidiary of Conning Corporation, which is owned by the Metropolitan Life Insurance Company ("MetLife"). MetLife has entered into an agreement with Swiss Re American Holding Corporation ("Swiss Re American"), whereby Swiss Re American has agreed to acquire Conning Corporation. Swiss Re American is owned by the Swiss Reinsurance Company, a reinsurer based in Zurich, Switzerland. This transaction, which is expected to close on June 30, 2001, is not expected to affect the sub-advisory services which Conning provides to the Portfolio.

  Under the Investment Company Act of 1940, the transaction would result in a change of control of Conning and, therefore, an assignment and termination of the Sub-Advisory Agreement between U.S. Bancorp Piper Jaffray Asset Management and Conning with respect to the Conning Money Market Portfolio. At a meeting held on June 26, 2001, the Board of Directors of Mercantile Funds approved an Interim Sub-Advisory Agreement between U.S. Bancorp Piper Jaffray Asset Management and Conning with respect to the Portfolio.

                        See notes to financial statements

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

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

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

INVESTMENT ADVISER
Firstar Investment Research & Management
Company, LLC
Firstar Center
777 East Wisconsin Avenue, Suite 800
Milwaukee, Wisconsin 53202

SUB-INVESTMENT ADVISER
Conning Asset Management Co.
700 Market Street
St. Louis, Missouri 63101

DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219-3035

AUDITORS
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin 53202

LEGAL COUNSEL
Drinker, Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, Pennsylvania 19103-6996

TRANSFER AGENT
Firstar Mutual Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is submitted for the general information of the shareholders of the Conning Money Market Portfolio. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus for the Portfolio, which contains information concerning the Portfolio's investment policies and expenses as well as other pertinent information. An investment in the Portfolio is NOT INSURED BY THE FDIC or any other governmental agency, is not a deposit or obligation of, or endorsed or guaranteed by, any bank, the distributor or any of their affiliates. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

6/01